Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 12.2%
Airbus SE	115,245	$21,196,372
Dassault Aviation SA	3,804	1,383,583
Safran SA	69,837	20,654,771
Thales SA	17,974	5,504,924
		48,739,650
Automobile Components — 1.2%
Cie Generale des Etablissements Michelin SCA	130,033	4,974,935
Automobiles — 0.5%
Renault SA	37,305	1,918,022
Banks — 7.2%
BNP Paribas SA	197,384	17,285,792
Credit Agricole SA	204,996	3,753,307
Societe Generale SA	139,696	7,585,165
		28,624,264
Beverages — 1.0%
Pernod Ricard SA	39,141	4,047,274
Building Products — 2.5%
Cie de Saint-Gobain SA	87,110	9,807,181
Capital Markets — 0.9%
Amundi SA(a)	11,921	973,267
Euronext NV(a)	15,162	2,471,088
		3,444,355
Chemicals — 6.0%
Air Liquide SA	112,180	23,244,686
Arkema SA	11,101	793,229
		24,037,915
Construction & Engineering — 4.3%
Bouygues SA	36,749	1,602,389
Eiffage SA	13,251	1,822,619
Vinci SA	96,013	13,718,883
		17,143,891
Consumer Staples Distribution & Retail — 0.4%
Carrefour SA	105,202	1,573,228
Diversified REITs — 0.2%
Covivio SA/France	10,894	653,637
Diversified Telecommunication Services — 1.3%
Orange SA	361,134	5,390,074
Electrical Equipment — 8.2%
Legrand SA	50,861	6,177,371
Schneider Electric SE	106,059	26,759,913
		32,937,284
Entertainment — 0.2%
Bollore SE	138,212	879,123
Financial Services — 0.5%
Edenred SE	46,930	1,466,086
Eurazeo SE	7,796	545,187
		2,011,273
Food Products — 2.7%
Danone SA	125,207	10,704,861
Health Care Equipment & Supplies — 4.3%
BioMerieux	8,040	1,078,129
Security	Shares	Value
Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	57,675	$16,025,186
		17,103,315
Hotels, Restaurants & Leisure — 1.0%
Accor SA	38,008	2,019,252
FDJ UNITED(a)	21,559	791,195
Sodexo SA	17,159	1,185,039
		3,995,486
Insurance — 4.1%
AXA SA	343,640	16,197,660
IT Services — 1.3%
Capgemini SE	31,570	5,242,611
Life Sciences Tools & Services — 0.7%
Eurofins Scientific SE	22,964	1,531,673
Sartorius Stedim Biotech	5,672	1,249,418
		2,781,091
Machinery — 0.4%
Alstom SA(b)(c)	66,846	1,511,085
Media — 1.2%
Publicis Groupe SA	44,390	4,838,804
Metals & Mining — 0.7%
ArcelorMittal SA(c)	90,606	2,746,972
Multi-Utilities — 3.0%
Engie SA	354,234	7,645,437
Veolia Environnement SA	122,099	4,202,233
		11,847,670
Office REITs — 0.2%
Gecina SA	8,879	977,318
Oil, Gas & Consumable Fuels — 5.8%
TotalEnergies SE	396,240	23,325,923
Personal Care Products — 4.9%
L'Oreal SA	46,632	19,737,708
Pharmaceuticals — 5.5%
Ipsen SA	7,334	863,505
Sanofi SA	215,320	21,325,485
		22,188,990
Professional Services — 0.8%
Bureau Veritas SA	61,732	2,109,525
Teleperformance SE	10,445	1,055,698
		3,165,223
Retail REITs — 1.0%
Klepierre SA	41,546	1,626,425
Unibail-Rodamco-Westfield, New	23,578	2,236,142
		3,862,567
Semiconductors & Semiconductor Equipment — 0.8%
STMicroelectronics NV	131,316	3,296,645
Software — 1.2%
Dassault Systemes SE	129,985	4,874,235
Textiles, Apparel & Luxury Goods — 12.2%
Hermes International SCA	6,142	16,936,641
Kering SA	14,461	2,826,363
LVMH Moet Hennessy Louis Vuitton SE	53,350	28,937,398
		48,700,402

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI France ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.3%
Rexel SA	43,372	$1,218,259
Transportation Infrastructure — 0.5%
Aeroports de Paris SA	6,762	906,448
Getlink SE	58,579	1,120,486
		2,026,934
Total Long-Term Investments — 99.2% (Cost: $400,414,329)		396,525,865
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	3,333,419	3,334,752
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	950,000	950,000
Total Short-Term Securities — 1.1% (Cost: $4,284,752)		4,284,752
Total Investments — 100.3% (Cost: $404,699,081)		400,810,617
Liabilities in Excess of Other Assets — (0.3)%		(1,254,070)
Net Assets — 100.0%		$399,556,547

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$288,220	$3,046,336 (a)	$—	$248	$(52)	$3,334,752	3,333,419	$7,202 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	420,000 (a)	—	—	—	950,000	950,000	18,109	—
				$248	$(52)	$4,284,752		$25,311	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	37	06/20/25	$3,256	$(38,416)

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI France ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$396,525,865	$—	$396,525,865
Short-Term Securities
Money Market Funds	4,284,752	—	—	4,284,752
	$4,284,752	$396,525,865	$—	$400,810,617
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(38,416)	$—	$(38,416)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.